13F-HR 09/30/2002 0001133119 @phhmcy6 NONE 1 J. Joseph
Heffernan III 406 791-7441 lschrag@dadco.com 13F-HR Form
13f Holdings Report UNITED STATES SECURITIES AND EXCHANGE
COMMISSION Washington, D.C. 20549 FORM 13F FORM 13F COVER
PAGE Report for the Calendar Year or Quarter Ended:
September 30, 2002 Check here if Amendment [ ]; Amendment
Number: This Amendment (Check only one.) : [ ] is a
restatement. [ ] adds new holdings entries. Institutional
Investment Manager Filing this Report: Name: Davidson
Trust Co. 9 Third Street North Great Falls, MT 59401 13F
File Number: 801-10883 The institutional investment
manager filing this report and the person by whom it is
signed hereby represent that the person signing the
report is authorized to submit it, that all information
contained herein is true, correct and complete, and that
it is understood that all required items, statements,
schedules, lists, and tables, are considered integral
parts of this form. Person signing this Report on Behalf
of Reporting Manager: Name: J. Joseph Heffernan III
Title: President Phone: 406-791-7441 Signature, Place,
and Date of Signing: Joe Heffernan Great Falls, Montana
September 30, 2002 Report Type (Check only one.): [ ] 13F
HOLDINGS REPORT. [ ] 13F NOTICE. [ X ] 13F COMBINATION
REPORT. List of Other Managers Reporting for this
Manager: Davidson Investment Advisors 0001140771 I AM
SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934. FORM 13F SUMMARY PAGE Report
Summary: Number of Other Included Managers: 1 Form 13F
Information Table Entry Total: 4,813,172 Form 13F
Information Table Value Total: $119,948,000 List of Other
Included Managers: Davidson Investment Advisors
0001140771
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTMT
OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS
CUSIP (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE
SHARED NONE ------------------------------ --------------
-- --------- -------- -------- --- ---- ------- ---------
--- -------- -------- -------- 3M COMPANY COM 88579Y101
377 2920 SH SHARED 2920 Aftermarket Technology Corp COM
008318107 249 19280 SH SHARED 19280 Air Products &
Chemicals Inc COM 009158106 2100 49760 SH SHARED 49760
ALBERTSONS INC. COM 013104104 228 8630 SH SHARED 8630
American Express Co COM 025816109 313 10026 SH SHARED
10026 American Intl Group COM 026874107 2524 45330 SH
SHARED 45330 Amgen Inc COM 031162100 346 8303 SH SHARED
8303 AOL Time Warner Inc COM 00184A105 137 11693 SH
SHARED 11693 Applied Materials Inc COM 038222105 138
11950 SH SHARED 11950 Bank of America Corp COM 060505104
2616 40360 SH SHARED 40360 Banta Corp COM 066821109 434
12230 SH SHARED 12230 BCE Inc COM 05534B109 1016 57630 SH
SHARED 57630 Bemis Company COM 081437105 675 13665 SH
SHARED 13665 BJ Services Co COM 055482103 625 24040 SH
SHARED 24040 Boeing Co COM 097023105 2267 67299 SH SHARED
67299 BP PLC ADS COM 055622104 1600 40169 SH SHARED 40169
Bristol Myers Squibb Co COM 110122108 668 28084 SH SHARED
28084 Cabot Corp COM 127055101 496 23630 SH SHARED 23630
Cadbury Schweppes PLC - SP ADR COM 127209302 1169 44100
SH SHARED 44100 Capital One Financial COM 14040H105 208
5950 SH SHARED 5950 Cardinal Health Inc COM 14149Y108 236
3801 SH SHARED 3801 Carpenter Technology Corp COM
144285103 407 31290 SH SHARED 31290 ChevronTexaco Corp
COM 166764100 2039 28880 SH SHARED 28880 Cisco Sys Inc.
COM 17275R102 212 20191 SH SHARED 20191 COCA-COLA CO COM
191216100 275 5768 SH SHARED 5768 ConocoPhillips COM
20825C104 1935 41848 SH SHARED 41848 Cooper Industries
Ltd Cl A COM G24182100 720 23715 SH SHARED 23715 DIAGEO
PLC SPONSORED ADR NEW COM 25243Q205 239 5095 SH SHARED
5095 Diebold Inc. COM 253651103 1239 36910 SH SHARED
36910 Disney Walt Co. COM 254687106 2385 153957 SH SHARED
153957 Dow Chemical Co COM 260543103 1151 42094 SH SHARED
42094 Du Pont E I De Nemours Co COM 263534109 786 20374
SH SHARED 20374 Duke Energy Co COM 264399106 601 30750 SH
SHARED 30750 EMC Corp COM 268648102 80 17540 SH SHARED
17540 Emerson Electric Co COM 291011104 1970 43990 SH
SHARED 43990 Esterline Technologies Corp COM 297425100
639 38380 SH SHARED 38380 Exxon Mobil Corporation COM
30231G102 2721 79494 SH SHARED 79494 Federated Dept
Stores COM 31410H101 2037 68380 SH SHARED 68380 FEI
Company COM 30241L109 254 17555 SH SHARED 17555 First
Mutual Bancshares COM 32190E102 399 25344 SH SHARED 25344
Fortune Brands Inc COM 349631101 1545 31990 SH SHARED
31990 General Dynamics Corp COM 369550108 2502 30779 SH
SHARED 30779 General Electric Co COM 369604103 8588
336009 SH SHARED 336009 General Mills Inc COM 370334104
1225 27948 SH SHARED 27948 GLACIER BANCORP INC (NEW) COM
37637Q105 529 23603 SH SHARED 23603 Global Industries Ltd
COM 379336100 370 89500 SH SHARED 89500 Hershey Food Corp
COM 427866108 1860 29835 SH SHARED 29835 InFocus
Corporation COM 45665B106 661 86710 SH SHARED 86710 Intel
Corp COM 458140100 2143 150398 SH SHARED 150398
International Paper COM 460146103 2159 63432 SH SHARED
63432 International Rectifier Corp COM 460254105 433
27700 SH SHARED 27700 Itron Inc COM 465741106 1029 55950
SH SHARED 55950 J P Morgan Chase & Co COM 46625H100 628
33055 SH SHARED 33055 JDS Uniphase Corp COM 46612J101 25
12865 SH SHARED 12865 Johnson & Johnson COM 478160104
2748 50113 SH SHARED 50113 Key Tronics Corp COM 493144109
64 181060 SH SHARED 181060 Kimberly-Clark Corp COM
494368103 2359 42131 SH SHARED 42131 Lattice
Semiconductor Corp COM 518415104 699 112400 SH SHARED
112400 MagneTek Inc COM 559424106 113 35255 SH SHARED
35255 Marsh & Mclennan Companies Inc COM 571748102 1161
27205 SH SHARED 27205 Merck & Co Inc COM 589331107 3821
81821 SH SHARED 81821 Merrill Lynch & Co Inc COM
590188108 1896 56454 SH SHARED 56454 MGIC Investment COM
552848103 1691 40980 SH SHARED 40980 Michaels Stores Inc
COM 594087108 940 20570 SH SHARED 20570 Micron Technology
Inc COM 595112103 1906 149685 SH SHARED 149685 Microsoft
Corp COM 594918104 2779 61465 SH SHARED 61465 MITY
Enterprises Inc COM 606850105 349 31040 SH SHARED 31040
Motorola Inc COM 620076109 1908 190815 SH SHARED 190815
Nabors Industries Ltd COM G6359F103 853 26050 SH SHARED
26050 Nautilus Group Inc COM 63910B102 243 12439 SH
SHARED 12439 Pall Corp COM 696429307 407 25780 SH SHARED
25780 Penney J C Inc COM 708160106 1019 62020 SH SHARED
62020 Pfizer COM 717081103 783 26004 SH SHARED 26004
Pharmacia Corp COM 71713U102 2207 56219 SH SHARED 56219
Philip Morris Cos Inc COM 718154107 631 15495 SH SHARED
15495 Plum Creek Timber Co LP COM 729251108 542 24008 SH
SHARED 24008 PNC Bank Corp COM 693475105 995 23845 SH
SHARED 23845 Precision Castparts Corp COM 740189105 506
23360 SH SHARED 23360 Procter & Gamble Co COM 742718109
493 5475 SH SHARED 5475 Raytheon Company COM 755111507
1053 35745 SH SHARED 35745 ROYAL DUTCH PETROLEUM CO COM
780257804 209 4916 SH SHARED 4916 Safeco Corp COM
786429100 1181 36582 SH SHARED 36582 SBC Communications
COM 78387G103 1848 85481 SH SHARED 85481 Schlumberger
Limited COM 806857108 225 5845 SH SHARED 5845 SPX Corp
COM 784635104 876 8680 SH SHARED 8680 State Street Corp
COM 857477103 1818 46755 SH SHARED 46755 Stewart &
Stevenson Svcs Inc COM 860342104 287 29295 SH SHARED
29295 Stillwater Mining Co COM 86074Q102 105 17490 SH
SHARED 17490 SUN LIFE FINL SERVICES OF CANA COM 866796105
222 11810 SH SHARED 11810 Teco Energy Inc COM 872375100
587 36975 SH SHARED 36975 Tidewater Inc COM 886423102
1000 36585 SH SHARED 36585 Union Pacific Corp COM
907818108 1250 21488 SH SHARED 21488 United Technologies
Corp COM 913017109 2896 50487 SH SHARED 50487 Verizon
Communications COM 92343V104 1364 44624 SH SHARED 44624
Viacom Inc Cl B COM 925524308 2789 67501 SH SHARED 67501
Vishay Intertechnology Inc COM 928298108 303 34488 SH
SHARED 34488 Wal Mart COM 931142103 370 7510 SH SHARED
7510 Washington Mutual Inc COM 939322103 4095 128114 SH
SHARED 128114 WELLS FARGO & CO (NEW) COM 949746101 741
14648 SH SHARED 14648 Westcoast Hospitality Corp COM
95750P106 312 55160 SH SHARED 55160 Wilmington Trust
Corporation COM 971807102 1322 45225 SH SHARED 45225
Xerox Corp COM 984121103 1774 345900 SH SHARED 345900